Other non-operating (expenses) income, net	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Other non-operating (expenses) income, net	Other non-operating (expenses) income, net

	Six Months Ended June 30,
	2025	2026
Change in fair value of an equity security (Note 7)	(340)	(4,259)
Change in fair value of warrant liabilities (Note 15)	(216)	147
Change in fair value of derivative assets (Note 7)	—	219
Change in fair value of derivative liabilities (Note 14)	—	804
Government grants	3,247	980
Foreign currency exchange losses, net	(488)	631
Others, net	934	—
Other non-operating income (expenses), net	3,137	(1,478)
The Group received government grants of US$10,254 and US$980 during the six months ended June 30, 2025 and 2026 respectively, and recognized US$3,247 and US$980 as non-operating (expenses) income, net in the Group's consolidated statements of comprehensive loss for the six months ended June 30, 2025 and 2026 respectively.
There were no significant commitments, contingencies or provision for recapture conditions for the government subsidies received for the six months ended June 30, 2025 and 2026.